Derivative Instruments	12 Months Ended
Dec. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments
Derivative instruments

Derivatives not designated as hedging instruments

Total equity return swap

The Company is exposed to stock price risk related to ADBV Long-Term Incentive Plan as the underlying liability is tied to the Company’s stock price (see Note 16 for details). As the Company’s stock price changes, such liability is adjusted and the impact is recorded on the Company’s consolidated statement of income within “General and administrative expenses”. On August 13, 2012 the Company entered into a total equity return swap agreement with Goldman Sachs International (GSI) in order to minimize earnings volatility related to this risk, which was renewed twice and matured on September 12, 2015.

Under the agreement effective as from August 20, 2012, the Company received (paid) the appreciation (depreciation), plus any dividends, on a certain notional number of Class A shares (2,272,551 at the inception) over a reference price of approximately $13.77 per share. The Company in turn paid interests at 3-month LIBOR plus 450 basis points (330 basis points at the inception and 380 between August 2013 and September 2014). During fiscal years 2015, 2014 and 2013, the Company paid interests amounting to $522, $593 and $746, respectively, in connection with this agreement. Additionally, the Company could, prior to maturity of the agreement and subject to certain limitations, reduce the notional number of Class A shares underlying the total equity return swap transaction. During fiscal year 2013, the Company reduced the notional number of Class A shares by 1,250,000 (equivalent to a notional amount of $17,211). The Company paid $1,731 as settlement of these share reductions (including interest and fees).

As a consequence of the maturity of the swap agreement, the Company paid, during August and September 2015, $9,681 as settlement of the remaining 1,022,551 Class A shares net of accumulated dividends.

As from September 23, 2014, the Company was required to make a collateral deposit equal to the excess of the mark-to-market above a threshold of $3,000, with $500 as the incremental basis. As of December 31, 2014, the collateral amounted to $4,832 and was presented as a current asset within “Collateral deposits”. During 2015, before the maturity of the total equity return swap, there were two amendments to the conditions of the collateral deposit that reduced the threshold from $3,000 to $0 and included an additional collateral deposit of $500. As a consequence of the maturity of the swap agreement, the collateral deposit was returned to the Company.

Derivatives not designated as hedging instruments (continued)

Total equity return swap (continued)

The Company did not designate the swap as a hedge under ASC 815. Therefore, the agreement was carried at fair market value in the consolidated balance sheets with changes reported in earnings, within "General and administrative expenses". The interest portion was recorded within “Net interest expense” in the Company’s consolidated statement of income.

See additional disclosures below for further information about this swap.

Derivatives designated as hedging instruments

Forward contracts

The Company has entered into various forward contracts in a few territories in order to hedge a portion of the foreign exchange risk associated with forecasted imports of goods. The effect of the hedges result in fixing the cost of goods acquired (i.e. the net settlement or collection adjusts the cost of inventory paid to the suppliers). In relation to these agreements, during fiscal years 2015, 2014 and 2013, the Company purchased a total amount of $12,375, $30,454 and $17,633, respectively. As of December 31, 2015, the Company has forward contracts outstanding with a notional amount of $10,240 that mature during 2016.

The Company made net collections totaling $2,306, $1,451 and $628 during fiscal years 2015, 2014 and 2013, respectively, as a result of the net settlements of these derivatives. See additional disclosures below for further information about these forward contracts.

Cross-currency interest rate swaps

On April 24, 2012, the Company entered into a cross-currency swap agreement with Bank of America to hedge the cash flows of a portion of the 2016 Notes. Pursuant to this agreement, the Company received interests at a fixed rate of 10.25% over a notional amount of 70 million of Brazilian reais and paid interests at a fixed rate of 4.90% over a notional amount of $37,433. This agreement was to mature on July 13, 2016 with exchange of principal. However, on October 4, 2013, the Company settled the swap agreement before its maturity for $9,975. As a result, the Company recorded a loss from the early settlement amounting to $4,187, which was included within “Loss from derivative instruments” in the income statement. During fiscal year 2013, the Company collected $1,828 of net interest from Bank of America.

On November 7, 2013, the Company entered into a cross-currency interest rate swap agreement with JP Morgan Chase Bank, N.A., to hedge all the variability in a portion (53.08%) of the principal and interest collections of its BRL intercompany loan receivable with ADBV which was amended on November 13, 2015. All the terms of the swap agreement match the terms of the BRL intercompany loan receivable.  Pursuant to this agreement, the Company receives interests at a fixed rate of 4.38% over a notional amount of 28.3 million (47.3 million at the inception) of US dollars and pays interest at a fixed rate of 13% over a notional amount of R$108 million on March 31 and September 30 of each year.  This agreement matures on September 29, 2023 with exchange of principal.

As from the amendment, the Company is required to make a collateral deposit equal to the excess of mark-to-market above a threshold of $5,000, with $250 as incremental basis.

As a result of the amendment, the Company collected $19,817 and recorded a loss of $2,650 within “Loss from derivative instruments” in the income statement. Furthermore, according to ASC 815-30-40, the amount deferred in accumulated other comprehensive income until the date of the amendment that equals to $6,666, will be amortize to earnings as the originally hedged cash flows affected earnings.

The Company paid $1,933 and $3,512 of net interest during fiscal years 2015 and 2014, respectively.

Cross-currency interest rate swaps (continued)

See additional disclosures below for further information about this swap agreement.

Additional disclosures

The following table presents the fair values of derivative instruments included in the consolidated balance sheets as of December 31, 2015 and 2014:

		Asset (Liability) Derivatives
		Fair Value
Type of Derivative	Balance Sheets Location	2015	2014
Derivatives designated as hedging instruments under ASC 815 Derivatives and Hedging
Forward contracts	Other receivables	$454	$857
Cross-currency interest rate swap (i)	Derivative instruments	4,615	6,565
		5,069	7,422
Derivatives not designated as hedging instruments under ASC 815 Derivatives and Hedging
Total equity return swap (ii)	Derivative instruments	$—	$(8,006)
		—	(8,006)
Total derivative instruments		$5,069	$(584)

(i)
At December 31, 2015, presented in the consolidated balance sheet as follows: $6,741 as a non-current asset and $2,126 as a current liability. At December 31, 2014, presented in the consolidated balance sheet as follows: $9,517 as a non-current asset and $2,952 as a current liability.

(ii)	As of December 31, 2014, presented in the consolidated balance sheet as a current liability.

The following tables present the pretax amounts affecting income and other comprehensive income for the fiscal years ended December 31, 2015, 2014 and 2013 for each type of derivative relationship:

	Forward contracts			Cross-currency interest rate swaps			Total
Derivatives in Cash Flow Hedging Relationships	2015	2014	2013	2015	2014	2013 (iii)	2015	2014	2013
Gain (Loss) Recognized in Accumulated OCI on Derivative (Effective Portion)	$1,903	$1,925	$1,011	$18,584	$3,233	$(474)	$20,487	$5,158	$537
(Gain) Loss Reclassified from Accumulated OCI into Income (Effective Portion) (i)	(2,306)	(1,451)	(628)	(11,903)	(1,341)	464	$(14,209)	$(2,792)	$(164)
Loss Recognized in Income on Derivative (Amount Excluded from Effectiveness Testing and Ineffective Portion) (ii)	—	—	—	(2,650)	—	(4,187)	$(2,650)	$—	$(4,187)

Additional disclosures (continued)

(i)
The gain recognized in income related to forward contracts was recorded as an adjustment to food and paper. The net gain (loss) recognized in income related to the cross-currency interest rate swaps is presented in the consolidated income statement as follows: a gain (loss) of $13,595, $5,084 and ($921) for the fiscal year 2015, 2014 and 2013, respectively, as an adjustment to foreign exchange results and a (loss) gain of ($1,692), ($3,743) and $457, for the fiscal years 2015, 2014 and 2013, respectively, as an adjustment to net interest expense.

(ii)
In the fiscal year 2015 related to the loss incurred in connection with the amendment of the cross-currency interest rate swap agreement. In the fiscal year 2013, related to the loss incurred in connection with the settlement of the previous cross-currency interest rate swap agreement before its maturity. These results were recorded within “Loss from derivative instruments” in the Company’s consolidated statements of income.

(iii)
Include ($294) and $1,436 related to the cross-currency interest rate swap with Bank of America settled before its maturity in "Gain (Loss) Recognized in Accumulated OCI on Derivative" and "(Gain) Loss Reclassified from Accumulated OCI into Income", respectively.

		(Loss) gain Recognized in Income on Derivative instruments
Derivatives Not Designated as Hedging Instruments	Location of Loss Recognized in Income	2015	2014	2013
Total equity return swap	General and administrative expenses (i)	$(1,743)	$(6,861)	$630
	Net interest expense	(453)	(360)	(533)
Others	Loss from derivative instruments	(244)	(685)	46
Total		$(2,440)	$(7,906)	$143

(i)	For the fiscal year 2015, includes a loss amounting to $1,252 excluded from Adjusted EBITDA as from the total vesting of the plan. See Adjusted EBITDA reconciliation in Note 20.